CONCENTRATION OF CREDIT RISK (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues | Largest customer
CONCENTRATION OF CREDIT RISK
Concentration risk percentage	12.00%	16.00%	17.00%
Accounts receivable | Customer concentration risk | Two customers
CONCENTRATION OF CREDIT RISK
Number of customers		2	2
Accounts receivable | Customer concentration risk | Customer One
CONCENTRATION OF CREDIT RISK
Concentration risk percentage	27.00%	29.00%	13.00%
Accounts receivable | Customer concentration risk | Customer Two
CONCENTRATION OF CREDIT RISK
Concentration risk percentage	16.00%	23.00%	12.00%
Accounts receivable | Customer concentration risk | Three customers
CONCENTRATION OF CREDIT RISK
Number of customers	3
Accounts receivable | Customer concentration risk | Customer Three
CONCENTRATION OF CREDIT RISK
Concentration risk percentage	15.00%
Purchases | Vendor concentration risk
CONCENTRATION OF CREDIT RISK
Concentration risk percentage		12.00%
Number of vendors		1